UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22277

American Funds Money Market Fund

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: September 30

Date of reporting period: March 31, 2014

Courtney R. Taylor

American Funds Money Market Fund

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

American Funds Money Market Fund® Semi-annual report for the six months ended March 31, 2014

American Funds Money Market Fund seeks to provide you with a way to earn income on your cash reserves while preserving capital and maintaining liquidity. The fund is a money market fund that seeks to preserve the value of your investment at $1.00 per share.

This fund is one of more than 40 offered by one of the nation’s largest mutual fund families, American Funds, from Capital Group. For more than 80 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Figures shown in this report are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Investment returns will vary.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for the periods ended March 31, 2014:

	1 year	5 years	Lifetime (since 5/1/09)

Class A shares	0.00%	—	0.00%

For other share class results, visit americanfunds.com and americanfundsretirement.com.

The total annual fund operating expense ratio was 0.39% for Class A shares as of the prospectus dated December 1, 2013.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Although the fund has plans of distribution for some share classes, the fund is currently suspending certain distribution payments in this low interest rate environment. Should payments commence, the fund’s investment results will be negatively affected. The investment adviser has reimbursed certain expenses. These reimbursements may be adjusted or discontinued by the investment adviser at any time, subject to restrictions in the fund’s prospectus. Fund results shown reflect the reimbursements. Visit americanfunds.com for more information.

The return of principal for money market funds is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying holdings in the fund. Money market issuer ratings, which typically range from A-1/P-1 (highest) to A-3/P-3 (lowest), are assigned by credit rating agencies such as Moody’s, Standard & Poor’s and/or Fitch as an indication of an issuer’s creditworthiness. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Fellow investors:

The past six months have continued to be a challenge for money market investors. With short-term interest rates at or close to zero, it has been difficult to attain a yield. Despite the current landscape, we remain committed to preserving capital and providing liquidity for our shareholders. As a conservative component in a well-diversified portfolio, American Funds Money Market Fund can help strategically in times of market volatility.

During the six-month period ended March 31, 2014, American Funds Money Market Fund maintained a net asset value (NAV) of $1.00 per share. Its annualized seven-day yield, as calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 0.0% as of that date.

The economy

The U.S. economy finished 2013 on a relatively upbeat note. Gross domestic product (GDP) increased 2.6% on an annualized basis, corporate profits hit new highs, business investment accelerated and consumer spending was strong. The expansion slowed amid a harsh winter, with the GDP posting an estimated first-quarter gain of 0.1%. Monthly job creation remained positive, but slowed in December and January before bouncing back late in the quarter. As of March 31, unemployment stood at 6.7%.

Interest rates

Federal Reserve chairman Ben Bernanke hosted his last Open Market Committee meeting in January before passing the baton to Janet Yellen. She is being closely watched as the Fed attempts the delicate balancing act of gradually withdrawing its stimulus without derailing growth. The Fed began to taper its asset purchasing programs in January, reducing its monthly purchases by $10 billion per month. While investors perceived mixed messages from chairman Yellen’s debut, the Fed committed to maintaining its target short-term federal funds rate near zero for a considerable time.

Your fund’s annualized seven-day SEC yield as of March 31, 2014*
American Funds Money Market Fund (Class A shares)	0.00%
(reflecting a fee reimbursement, –0.32% without the reimbursement)

*	The annualized seven-day SEC yield more accurately reflects the fund’s current earnings than its 30-day yield or total return.

American Funds Money Market Fund	1

The fund’s objective and portfolio

Amid the current environment, we continue to manage American Funds Money Market Fund in a conservative manner in keeping with its objectives. The fund strives to preserve capital, maintain liquidity and provide income to the extent possible while retaining a stable NAV of $1.00.

The fund is entirely composed of short-term investments — as a rule, those with maturity dates of one year or less. At the end of the reporting period, the fund’s weighted average maturity was 46 days. The largest segment of the portfolio consists of federal agency discount notes (56.8%) supported or backed by the federal government. U.S. Treasuries follow at 29.6%. The remainder is high-quality commercial paper (11.0%) and other discount notes (2.9%).

Money market fund reform

As noted in our annual letter, the SEC proposed changes in June 2013 to the regulations governing money market funds. The proposals offer two principal alternative reforms. Under the first, tax-exempt and institutional prime money market funds would be required to use a floating NAV. Under the second, money market funds could maintain a stable NAV, but could impose liquidity fees and temporarily suspend redemptions during times of economic stress. If these proposals were to be adopted in their current form, it appears the fund would be considered a government money market fund, and therefore be exempt from certain key elements of the regulations.

Since proposing its reform nearly a year ago, the SEC has fielded comments and issued studies and memoranda. It may take some time before the final regulations are issued and, once enacted, it may take months or years for them to be put into effect. As always, we will follow developments in this area and keep you informed.

We are grateful for your support of American Funds Money Market Fund. We look forward to reporting to you again at the end of our fiscal year.

Cordially,

Kristine M. Nishiyama

President

May 14, 2014

For current information about the fund, visit americanfunds.com.

The fund’s annualized seven-day yield for Class A shares as of April 30,2014, calculated in accordance with the U.S. Securities and Exchange Commission (SEC) formula, was 0.00% (–0.32% without the reimbursement). The annualized seven-day SEC yield more accurately reflects the fund’s current earnings than does the fund’s return.

2	American Funds Money Market Fund

Investment portfolio March 31, 2014	unaudited

Percent of net assets
Federal agency discount notes	56.8%
U.S. Treasuries	29.6
Commercial paper	11.0
Discount notes	2.9
Other assets less liabilities	(0.3)
100.0%

Short-term securities 100.34%	Yield at acquisition	Principal amount (000)	Value (000)
Federal agency discount notes 56.83%
Federal Home Loan Bank
4/2/2014	0.07%	$373,724	$373,723
4/4/2014	0.08	375,400	375,398
4/8/2014	0.08	75,000	74,998
4/9/2014	0.06	382,515	382,508
4/11/2014	0.06	421,500	421,489
4/14/2014	0.05	75,000	74,997
4/15/2014	0.05	175,000	174,996
4/16/2014	0.05	300,000	299,993
4/21/2014	0.06	150,000	149,997
4/23/2014	0.06	444,200	444,185
4/25/2014	0.08	338,427	338,414
4/28/2014	0.06	50,000	49,998
4/29/2014	0.06	41,000	40,998
4/30/2014	0.07	106,065	106,060
5/1/2014	0.11	93,000	92,995
5/2/2014	0.06	225,370	225,359
5/7/2014	0.07	376,735	376,708
5/9/2014	0.10	59,000	58,995
5/14/2014	0.06	130,000	129,990
5/16/2014	0.07	140,000	139,988
5/21/2014	0.07	173,125	173,106
5/23/2014	0.06	224,000	223,976
5/28/2014	0.06	210,000	209,982
5/30/2014	0.07	272,624	272,601
6/4/2014	0.06	10,200	10,199
6/11/2014	0.07	45,000	44,995
6/17/2014	0.13	50,000	49,993
6/18/2014	0.08	150,000	149,980
6/19/2014	0.13	27,000	26,996
6/20/2014	0.07	100,000	99,987
6/25/2014	0.07	96,000	95,987
7/1/2014	0.10	50,000	49,992
7/18/2014	0.09	43,292	43,284
7/21/2014	0.13	50,000	49,991
7/23/2014	0.10	30,000	29,994

American Funds Money Market Fund	3

Short-term securities (continued)	Yield at acquisition	Principal amount (000)	Value (000)
Federal agency discount notes (continued)
Federal Home Loan Bank (continued)
7/25/2014	0.09%	$50,000	$49,990
7/30/2014	0.08	51,300	51,290
8/15/2014	0.10	56,000	55,987
8/27/2014	0.08	23,400	23,394

Freddie Mac
4/1/2014	0.05	102,900	102,900
4/7/2014	0.07	185,829	185,826
4/8/2014	0.05	76,400	76,399
4/14/2014	0.05	198,462	198,455
4/15/2014	0.05	150,000	149,997
4/21/2014	0.05	46,154	46,153
4/24/2014	0.07	64,600	64,598
4/28/2014	0.07	25,000	24,999
5/2/2014	0.07	85,400	85,396
5/5/2014	0.06	127,460	127,451
5/7/2014	0.04	95,300	95,296
5/8/2014	0.06	25,000	24,998
5/12/2014	0.06	77,200	77,194
5/21/2014	0.11	30,200	30,197
6/10/2014	0.10	30,000	29,996
6/16/2014	0.05	64,700	64,692
6/17/2014	0.10	75,000	74,990
6/18/2014	0.08	89,700	89,688
6/19/2014	0.13	100,000	99,987
8/25/2014	0.09	25,000	24,994
9/8/2014	0.09	50,000	49,984
10/3/2014	0.10	50,000	49,978
10/15/2014	0.12	30,000	29,984
10/22/2014	0.10	50,000	49,971
10/28/2014	0.10	100,000	99,938
11/4/2014	0.11	50,000	49,966
11/19/2014	0.11	50,000	49,960

Fannie Mae
4/21/2014	0.09	100,000	99,998
4/22/2014	0.10	100,000	99,996
4/23/2014	0.05	25,000	24,999
5/1/2014	0.05	29,724	29,723
5/6/2014	0.06	21,200	21,199
5/13/2014	0.05	100,000	99,994
5/14/2014	0.07	203,700	203,684
5/20/2014	0.05	100,000	99,993
5/27/2014	0.04	100,000	99,990
6/2/2014	0.10	75,000	74,993
6/16/2014	0.09	50,000	49,994
6/18/2014	0.05	50,000	49,994
6/25/2014	0.12	70,700	70,690
7/2/2014	0.11	57,900	57,891
7/14/2014	0.08	28,800	28,795
8/20/2014	0.09	29,487	29,480
8/27/2014	0.09	25,000	24,993
9/17/2014	0.09	50,000	49,982

4	American Funds Money Market Fund

	Yield at acquisition	Principal amount (000)	Value (000)
Federal Farm Credit Banks
4/1/2014	0.03%	$35,000	$35,000
4/8/2014	0.03	50,000	50,000
4/16/2014	0.05	50,000	49,999
4/21/2014	0.06	50,000	49,998
4/22/2014	0.06	22,900	22,899
4/23/2014	0.07	50,000	49,998
4/30/2014	0.09	25,000	24,999
5/2/2014	0.06	30,000	29,998
5/5/2014	0.05	50,000	49,998
5/8/2014	0.07	14,000	13,999
5/9/2014	0.04	85,000	84,996
5/13/2014	0.06	20,000	19,998
5/16/2014	0.08	10,000	9,999
5/27/2014	0.07	10,000	9,999
5/28/2014	0.12	75,000	74,994
6/23/2014	0.06	25,000	24,997
7/1/2014	0.12	50,000	49,993
7/7/2014	0.07	25,000	24,996
8/8/2014	0.07	40,000	39,991
8/11/2014	0.11	50,000	49,989
10/31/2014	0.10	35,000	34,977
11/14/2014	0.11	30,000	29,977

Tennessee Valley Authority
4/10/2014	0.05	50,000	49,999
Total federal agency discount notes			10,195,681

U. S. Treasuries 29.61%
U.S. Treasury Bills
4/3/2014	0.06	450,000	450,000
4/10/2014	0.05	450,000	449,991
4/17/2014	0.05	549,100	549,088
4/24/2014	0.08	550,200	550,185
5/1/2014	0.06	250,000	249,993
5/8/2014	0.04	464,700	464,674
5/15/2014	0.09	500,000	499,975
5/22/2014	0.08	325,000	324,986
5/29/2014	0.04	310,600	310,588
6/5/2014	0.07	300,000	299,991
6/12/2014	0.05	175,000	174,993
6/19/2014	0.05	150,000	149,994
7/24/2014	0.06	41,400	41,395
8/21/2014	0.07	182,600	182,562
9/4/2014	0.08	163,200	163,162
9/11/2014	0.08	250,000	249,937
9/18/2014	0.08	100,000	99,975
9/25/2014	0.07	100,000	99,974
Total U.S. Treasuries			5,311,463

American Funds Money Market Fund	5

Short-term securities (continued)	Yield at acquisition	Principal amount (000)	Value (000)
Commercial paper 11.04%
Province of Ontario
4/1/2014	0.09%	$100,000	$100,000
4/7/2014	0.08	74,200	74,198
4/8/2014	0.10	39,900	39,899
4/9/2014	0.10	125,000	124,996
4/11/2014	0.10	50,000	49,998
4/14/2014	0.10	134,600	134,594
4/21/2014	0.10	50,000	49,996
5/6/2014	0.10	50,000	49,993

KfW[1]
4/11/2014	0.12	50,000	49,998
4/14/2014	0.09	100,000	99,996
4/22/2014	0.09	125,000	124,993
5/12/2014	0.10	50,000	49,994
5/20/2014	0.10	50,000	49,992
5/27/2014	0.11	36,400	36,393
5/28/2014	0.11	21,000	20,996
6/13/2014	0.11	75,000	74,980

Hydro-Québec[1]
4/1/2014	0.09	47,200	47,200
4/15/2014	0.11	50,000	49,998

Québec (Province of)[1]
4/7/2014	0.07	80,100	80,099
4/8/2014	0.09	72,000	71,998
4/10/2014	0.09	50,000	49,998
5/12/2014	0.10	50,000	49,992
5/16/2014	0.10	100,000	99,982

Export Development Canada
5/20/2014	0.07	50,000	49,995
6/4/2014	0.09	25,000	24,998
6/5/2014	0.10	50,000	49,996

European Investment Bank
4/22/2014	0.05	100,000	99,997

Denmark (Kingdom of)
4/28/2014	0.06	50,000	49,997
5/27/2014	0.05	50,000	49,994

U.S. Bank, N.A.
4/1/2014	0.06	50,900	50,900

Canada Bill
4/22/2014	0.04	25,000	24,999
Total commercial paper			1,981,159

6	American Funds Money Market Fund

	Yield at acquisition	Principal amount (000)	Value (000)
Discount notes 2.86%
International Bank for Reconstruction and Development
4/7/2014	0.08%	$30,000	$30,000
4/21/2014	0.05	112,800	112,796
4/29/2014	0.09	75,000	74,996
5/1/2014	0.05	20,000	19,999
5/13/2014	0.06	100,000	99,992
5/20/2014	0.06	75,000	74,994
6/6/2014	0.07	100,000	99,989
Total discount notes			512,766

Total investment securities (cost: $18,000,680,000)			18,001,069
Other assets less liabilities			(61,345)

Net assets			$17,939,724

[1]	Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $956,609,000, which represented 5.33% of the net assets of the fund.

See Notes to Financial Statements

American Funds Money Market Fund	7

Financial statements

Statement of assets and liabilities	unaudited
at March 31, 2014	(dollars in thousands)

Assets:
Investment securities, at value (cost: $18,000,680)		$18,001,069
Cash		10,175
Receivables for sales of fund’s shares		75,811
		18,087,055
Liabilities:
Payables for:
Purchases of investments	$74,994
Repurchases of fund’s shares	68,805
Services provided by related parties	2,908
Trustees’ deferred compensation	281
Other	343	147,331
Net assets at March 31, 2014		$17,939,724

Net assets consist of:
Capital paid in on shares of beneficial interest		$17,939,479
Accumulated net realized loss		(144)
Net unrealized appreciation		389
Net assets at March 31, 2014		$17,939,724

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (17,939,220 total shares outstanding)

		Shares	Net asset value
	Net assets	outstanding	per share
Class A	$12,875,241	12,874,879	$1.00
Class B	77,783	77,781	1.00
Class C	280,659	280,652	1.00
Class F-1	73,731	73,729	1.00
Class F-2	8,106	8,106	1.00
Class 529-A	858,785	858,761	1.00
Class 529-B	12,851	12,851	1.00
Class 529-C	182,039	182,034	1.00
Class 529-E	49,473	49,471	1.00
Class 529-F-1	56,101	56,099	1.00
Class R-1	52,969	52,967	1.00
Class R-2	1,098,730	1,098,699	1.00
Class R-3	1,056,233	1,056,203	1.00
Class R-4	712,175	712,155	1.00
Class R-5	404,250	404,238	1.00
Class R-6	140,598	140,595	1.00

See Notes to Financial Statements

8	American Funds Money Market Fund

Statement of operations	unaudited
for the six months ended March 31, 2014	(dollars in thousands)

Investment income:
Income:
Interest		$6,599
Fees and expenses*:
Investment advisory services	$24,860
Distribution services	485
Transfer agent services	10,478
Administrative services	1,943
Reports to shareholders	304
Registration statement and prospectus	411
Trustees’ compensation	78
Auditing and legal	13
Custodian	21
Other	647
Total fees and expenses before reimbursements	39,240
Less reimbursements of fees and expenses	32,641
Total fees and expenses after reimbursements		6,599
Net investment income		—

Net realized loss and unrealized depreciation on investments:
Net realized loss on investments		(106)
Net unrealized depreciation on investments		(147)
Net realized loss and unrealized depreciation on investments		(253)

Net decrease in net assets resulting from operations		$(253)

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

American Funds Money Market Fund	9

Statements of changes in net assets

(dollars in thousands)

	Six months	Year ended
	ended March 31,	September 30,
	2014*	2013
Operations:
Net investment income	$—	$—
Net realized (loss) gain on investments	(106)	12
Net unrealized (depreciation) appreciation on investments	(147)	61
Net (decrease) increase in net assets resulting from operations	(253)	73

Distributions paid to shareholders	—	—

Net capital share transactions	(1,042,851)	1,041,712

Total (decrease) increase in net assets	(1,043,104)	1,041,785

Net assets:
Beginning of period	18,982,828	17,941,043
End of period	$17,939,724	$18,982,828

*	Unaudited.

See Notes to Financial Statements

10	American Funds Money Market Fund

Notes to financial statements	unaudited

1. Organization

American Funds Money Market Fund (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks to provide income on cash reserves while preserving capital and maintaining liquidity.

The fund has 16 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and six retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	None	None	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C*	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C*	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None

*	Class B, 529-B, C and 529-C shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

American Funds Money Market Fund	11

2. Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends to shareholders — Dividends to shareholders are declared daily after the determination of the fund’s net investment income and are paid to shareholders monthly.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open and when deemed prudent to do so by the fund’s officers on days when the New York Stock Exchange is closed. Shares of the fund are valued in accordance with U.S. Securities and Exchange Commission rules, using the penny-rounding method, which permits the fund to maintain each share class at a constant net asset value of $1.00 per share.

12	American Funds Money Market Fund

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with SEC rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

American Funds Money Market Fund	13

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At March 31, 2014, all of the fund’s investment securities were classified as Level 2.

14	American Funds Money Market Fund

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Investing in money market securities — The value and liquidity of the securities held by the fund may be affected by changing interest rates, changes in the credit quality of the issuers of the securities, changes in credit ratings of the securities and general market conditions. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.

Low interest rate environment — During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of adverse political, social or economic developments in the countries or regions in which the issuers operate.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.

5. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

American Funds Money Market Fund	15

As of and during the period ended March 31, 2014, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal and state tax authorities for tax years before 2009, the year the fund commenced operations.

Distributions — Distributions paid to shareholders are based on net investment income determined on a tax basis, which may differ from net investment income for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income is recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of September 30, 2013, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Capital loss carryforward*	$(38)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

As of March 31, 2014, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$455
Gross unrealized depreciation on investment securities	(66)
Net unrealized appreciation on investment securities	389
Cost of investment securities	18,000,680

6. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

16	American Funds Money Market Fund

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.295% on the first $1 billion of daily net assets and decreasing to 0.256% on such assets in excess of $34 billion. For the six months ended March 31, 2014, the investment advisory services fee was $24,860,000, which was equivalent to an annualized rate of 0.270% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.15% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use a portion (0.15% for Class A, B, 529-A and 529-B shares and 0.25% for all other share classes) of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.15%	0.15%
Class 529-A	0.15	0.50
Classes B and 529-B	0.90	0.90
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

American Funds Money Market Fund	17

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth of Virginia for the maintenance of the 529 college savings plan. For the six months ended March 31, 2014, the quarterly fee was based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. Effective April 1, 2014, the quarterly fee was amended to provide for reduced annual rates of 0.07%, 0.06% and 0.05% over $30 billion, $50 billion and $70 billion, respectively, of the net assets invested in Class 529 shares of the American Funds. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. The Commonwealth of Virginia is not considered a related party.

18	American Funds Money Market Fund

For the six months ended March 31, 2014, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$—	$6,383	$662	Not applicable
Class B	342	50	Not applicable	Not applicable
Class C	—	154	79	Not applicable
Class F-1	90	61	18	Not applicable
Class F-2	Not applicable	6	2	Not applicable
Class 529-A	—	321	209	$406
Class 529-B	53	7	4	7
Class 529-C	—	72	45	87
Class 529-E	—	17	12	23
Class 529-F-1	—	21	14	26
Class R-1	—	36	14	Not applicable
Class R-2	—	1,812	285	Not applicable
Class R-3	—	1,015	277	Not applicable
Class R-4	—	404	183	Not applicable
Class R-5	Not applicable	114	104	Not applicable
Class R-6	Not applicable	5	35	Not applicable
Total class-specific expenses	$485	$10,478	$1,943	$549

Reimbursements of fees and expenses — Due to lower short-term interest rates, CRMC reimbursed a portion of the fund’s fees and expenses. For the six months ended March 31, 2014, the total fees reimbursed by CRMC were as follows (dollars in thousands):

Share class
Class A	$20,807
Class B	487
Class C	562
Class F-1	245
Class F-2	17
Class 529-A	1,804
Class 529-B	84
Class 529-C	388
Class 529-E	102
Class 529-F-1	117
Class R-1	111
Class R-2	3,281
Class R-3	2,446
Class R-4	1,352
Class R-5	649
Class R-6	189
Total	$32,641

American Funds Money Market Fund	19

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund. These amounts represent general, unsecured liabilities of the fund and vary according to the total return of the fund. Trustees’ compensation in the fund’s statement of operations includes the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

7. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

					Net (decrease)
	Sales*		Repurchases*		increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended March 31, 2014

Class A	$8,124,979	8,124,979	$(8,881,316)	(8,881,316)	$(756,337)	(756,337)
Class B	16,715	16,715	(42,706)	(42,706)	(25,991)	(25,991)
Class C	130,441	130,441	(193,632)	(193,632)	(63,191)	(63,191)
Class F-1	43,664	43,664	(39,595)	(39,595)	4,069	4,069
Class F-2	10,265	10,265	(12,240)	(12,240)	(1,975)	(1,975)
Class 529-A	258,174	258,174	(207,707)	(207,707)	50,467	50,467
Class 529-B	4,141	4,141	(6,354)	(6,354)	(2,213)	(2,213)
Class 529-C	50,850	50,850	(43,078)	(43,078)	7,772	7,772
Class 529-E	15,453	15,453	(12,059)	(12,059)	3,394	3,394
Class 529-F-1	18,832	18,832	(15,874)	(15,874)	2,958	2,958
Class R-1	28,806	28,806	(37,628)	(37,628)	(8,822)	(8,822)
Class R-2	432,440	432,440	(524,303)	(524,303)	(91,863)	(91,863)
Class R-3	501,478	501,478	(589,825)	(589,825)	(88,347)	(88,347)
Class R-4	327,546	327,546	(372,449)	(372,449)	(44,903)	(44,903)
Class R-5	195,201	195,201	(225,555)	(225,555)	(30,354)	(30,354)
Class R-6	290,571	290,571	(288,086)	(288,086)	2,485	2,485
Total net increase (decrease)	$10,449,556	10,449,556	$(11,492,407)	(11,492,407)	$(1,042,851)	(1,042,851)

20	American Funds Money Market Fund

					Net increase
	Sales*		Repurchases*		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares

Year ended September 30, 2013

Class A	$19,016,107	19,016,107	$(18,136,174)	(18,136,174)	$879,933	879,933
Class B	65,293	65,293	(115,805)	(115,805)	(50,512)	(50,512)
Class C	352,905	352,905	(347,272)	(347,272)	5,633	5,633
Class F-1	149,753	149,753	(137,554)	(137,554)	12,199	12,199
Class F-2	19,617	19,617	(15,264)	(15,264)	4,353	4,353
Class 529-A	475,828	475,828	(397,762)	(397,762)	78,066	78,066
Class 529-B	9,090	9,090	(16,053)	(16,053)	(6,963)	(6,963)
Class 529-C	107,279	107,279	(85,956)	(85,956)	21,323	21,323
Class 529-E	25,501	25,501	(21,952)	(21,952)	3,549	3,549
Class 529-F-1	30,211	30,211	(26,817)	(26,817)	3,394	3,394
Class R-1	70,590	70,590	(78,263)	(78,263)	(7,673)	(7,673)
Class R-2	1,002,039	1,002,039	(1,062,134)	(1,062,134)	(60,095)	(60,095)
Class R-3	1,164,321	1,164,321	(1,153,924)	(1,153,924)	10,397	10,397
Class R-4	665,387	665,387	(618,077)	(618,077)	47,310	47,310
Class R-5	404,195	404,195	(336,125)	(336,125)	68,070	68,070
Class R-6	303,183	303,183	(270,455)	(270,455)	32,728	32,728
Total net increase (decrease)	$23,861,299	23,861,299	$(22,819,587)	(22,819,587)	$1,041,712	1,041,712

*	Includes exchanges between share classes of the fund.

American Funds Money Market Fund	21

Financial highlights

		Net asset		Dividends
		value,	Net	(from net
		beginning	investment	investment
		of period	income[1]	income)
Class A:	Six months ended 3/31/2014[4,5]	$1.00	$—	$—
	Year ended 9/30/2013	1.00	—	—
	Year ended 9/30/2012	1.00	—	—
	Year ended 9/30/2011	1.00	—	—
	Year ended 9/30/2010	1.00	—	—
	Period from 5/1/2009 to 9/30/2009[4,7]	1.00	—	—
Class B:	Six months ended 3/31/2014[4,5]	1.00	—	—
	Year ended 9/30/2013	1.00	—	—
	Year ended 9/30/2012	1.00	—	—
	Year ended 9/30/2011	1.00	—	—
	Year ended 9/30/2010	1.00	—	—
	Period from 5/1/2009 to 9/30/2009[4,7]	1.00	—	—
Class C:	Six months ended 3/31/2014[4,5]	1.00	—	—
	Year ended 9/30/2013	1.00	—	—
	Year ended 9/30/2012	1.00	—	—
	Year ended 9/30/2011	1.00	—	—
	Year ended 9/30/2010	1.00	—	—
	Period from 5/1/2009 to 9/30/2009[4,7]	1.00	—	—
Class F-1:	Six months ended 3/31/2014[4,5]	1.00	—	—
	Year ended 9/30/2013	1.00	—	—
	Year ended 9/30/2012	1.00	—	—
	Year ended 9/30/2011	1.00	—	—
	Year ended 9/30/2010	1.00	—	—
	Period from 5/1/2009 to 9/30/2009[4,7]	1.00	—	—
Class F-2:	Six months ended 3/31/2014[4,5]	1.00	—	—
	Year ended 9/30/2013	1.00	—	—
	Year ended 9/30/2012	1.00	—	—
	Year ended 9/30/2011	1.00	—	—
	Year ended 9/30/2010	1.00	—	—
	Period from 5/1/2009 to 9/30/2009[4,7]	1.00	—	—
Class 529-A:	Six months ended 3/31/2014[4,5]	1.00	—	—
	Year ended 9/30/2013	1.00	—	—
	Year ended 9/30/2012	1.00	—	—
	Year ended 9/30/2011	1.00	—	—
	Year ended 9/30/2010	1.00	—	—
	Period from 5/1/2009 to 9/30/2009[4,7]	1.00	—	—

22	American Funds Money Market Fund

			Ratio of		Ratio of
			expenses to		expenses to		Ratio of
Net asset		Net assets,	average net		average net		net income
value, end	Total	end of period	assets before		assets after		to average
of period	return[2,3]	(in millions)	reimbursements		reimbursements[3]		net assets[3]
$1.00	.00%	$12,875	.39%[6]		.07%[6]		.00%[6]
1.00	.00	13,632	.39		.10		.00
1.00	.00	12,752	.38		.08		.00
1.00	.00	15,503	.39		.13		.00
1.00	.00	15,612	.39		.17		.00
1.00	.00	19,571	.19		.08		.00
1.00	.00	78	1.14	[6]	.07	[6]	.00	[6]
1.00	.00	104	1.13		.10		.00
1.00	.00	154	1.12		.08		.00
1.00	.00	274	1.13		.14		.00
1.00	.00	372	1.13		.16		.00
1.00	.00	626	.49		.08		.00
1.00	.00	281	.43	[6]	.07	[6]	.00	[6]
1.00	.00	344	.43		.10		.00
1.00	.00	338	.42		.08		.00
1.00	.00	520	.43		.13		.00
1.00	.00	455	.42		.17		.00
1.00	.00	638	.22		.08		.00
1.00	.00	74	.74	[6]	.07	[6]	.00	[6]
1.00	.00	70	.69		.09		.00
1.00	.00	57	.67		.08		.00
1.00	.00	75	.66		.12		.00
1.00	.00	35	.69		.17		.00
1.00	.00	56	.32		.08		.00
1.00	.00	8	.46	[6]	.07	[6]	.00	[6]
1.00	.00	10	.41		.10		.00
1.00	.00	6	.34		.07		.00
1.00	.00	10	.37		.14		.00
1.00	.00	11	.32		.15		.00
1.00	.00	136	.20		.08		.00
1.00	.00	859	.50	[6]	.07	[6]	.00	[6]
1.00	.00	808	.51		.10		.00
1.00	.00	730	.51		.08		.00
1.00	.00	711	.51		.13		.00
1.00	.00	658	.51		.17		.00
1.00	.00	676	.25		.08		.00

See page 27 for footnotes.

American Funds Money Market Fund	23

Financial highlights (continued)

		Net asset		Dividends
		value,	Net	(from net
		beginning	investment	investment
		of period	income[1]	income)
Class 529-B:	Six months ended 3/31/2014[4,5]	$1.00	$—	$—
	Year ended 9/30/2013	1.00	—	—
	Year ended 9/30/2012	1.00	—	—
	Year ended 9/30/2011	1.00	—	—
	Year ended 9/30/2010	1.00	—	—
	Period from 5/1/2009 to 9/30/2009[4,7]	1.00	—	—
Class 529-C:	Six months ended 3/31/2014[4,5]	1.00	—	—
	Year ended 9/30/2013	1.00	—	—
	Year ended 9/30/2012	1.00	—	—
	Year ended 9/30/2011	1.00	—	—
	Year ended 9/30/2010	1.00	—	—
	Period from 5/1/2009 to 9/30/2009[4,7]	1.00	—	—
Class 529-E:	Six months ended 3/31/2014[4,5]	1.00	—	—
	Year ended 9/30/2013	1.00	—	—
	Year ended 9/30/2012	1.00	—	—
	Year ended 9/30/2011	1.00	—	—
	Year ended 9/30/2010	1.00	—	—
	Period from 5/1/2009 to 9/30/2009[4,7]	1.00	—	—
Class 529-F-1:	Six months ended 3/31/2014[4,5]	1.00	—	—
	Year ended 9/30/2013	1.00	—	—
	Year ended 9/30/2012	1.00	—	—
	Year ended 9/30/2011	1.00	—	—
	Year ended 9/30/2010	1.00	—	—
	Period from 5/1/2009 to 9/30/2009[4,7]	1.00	—	—
Class R-1:	Six months ended 3/31/2014[4,5]	1.00	—	—
	Year ended 9/30/2013	1.00	—	—
	Year ended 9/30/2012	1.00	—	—
	Year ended 9/30/2011	1.00	—	—
	Year ended 9/30/2010	1.00	—	—
	Period from 5/1/2009 to 9/30/2009[4,7]	1.00	—	—
Class R-2:	Six months ended 3/31/2014[4,5]	1.00	—	—
	Year ended 9/30/2013	1.00	—	—
	Year ended 9/30/2012	1.00	—	—
	Year ended 9/30/2011	1.00	—	—
	Year ended 9/30/2010	1.00	—	—
	Period from 5/1/2009 to 9/30/2009[4,7]	1.00	—	—

24	American Funds Money Market Fund

			Ratio of		Ratio of
			expenses to		expenses to		Ratio of
Net asset		Net assets,	average net		average net		net income
value, end	Total	end of period	assets before		assets after		to average
of period	return[2,3]	(in millions)	reimbursements		reimbursements[3]		net assets[3]
$1.00	.00%	$13	1.27%[6]		.07%[6]		.00%[6]
1.00	.00	15	1.27		.10		.00
1.00	.00	22	1.26		.08		.00
1.00	.00	34	1.27		.14		.00
1.00	.00	43	1.27		.16		.00
1.00	.00	56	.56		.08		.00
1.00	.00	182	.51	[6]	.07	[6]	.00	[6]
1.00	.00	174	.51		.10		.00
1.00	.00	153	.51		.08		.00
1.00	.00	152	.51		.13		.00
1.00	.00	143	.51		.17		.00
1.00	.00	153	.25		.08		.00
1.00	.00	49	.50	[6]	.07	[6]	.00	[6]
1.00	.00	46	.50		.10		.00
1.00	.00	43	.50		.08		.00
1.00	.00	40	.51		.13		.00
1.00	.00	38	.51		.17		.00
1.00	.00	39	.25		.08		.00
1.00	.00	56	.50	[6]	.07	[6]	.00	[6]
1.00	.00	53	.51		.10		.00
1.00	.00	50	.51		.08		.00
1.00	.00	43	.51		.13		.00
1.00	.00	32	.51		.17		.00
1.00	.00	34	.25		.08		.00
1.00	.00	53	.46	[6]	.07	[6]	.00	[6]
1.00	.00	62	.45		.10		.00
1.00	.00	69	.45		.08		.00
1.00	.00	75	.43		.14		.00
1.00	.00	76	.45		.17		.00
1.00	.00	84	.21		.08		.00
1.00	.00	1,099	.65	[6]	.07	[6]	.00	[6]
1.00	.00	1,191	.63		.10		.00
1.00	.00	1,251	.66		.08		.00
1.00	.00	1,368	.66		.14		.00
1.00	.00	1,383	.66		.17		.00
1.00	.00	1,422	.33		.08		.00

See page 27 for footnotes.

American Funds Money Market Fund	25

Financial highlights (continued)

		Net asset		Dividends
		value,	Net	(from net
		beginning	investment	investment
		of period	income[1]	income)
Class R-3:	Six months ended 3/31/2014[4,5]	$1.00	$—	$—
	Year ended 9/30/2013	1.00	—	—
	Year ended 9/30/2012	1.00	—	—
	Year ended 9/30/2011	1.00	—	—
	Year ended 9/30/2010	1.00	—	—
	Period from 5/1/2009 to 9/30/2009[4,7]	1.00	—	—
Class R-4:	Six months ended 3/31/2014[4,5]	1.00	—	—
	Year ended 9/30/2013	1.00	—	—
	Year ended 9/30/2012	1.00	—	—
	Year ended 9/30/2011	1.00	—	—
	Year ended 9/30/2010	1.00	—	—
	Period from 5/1/2009 to 9/30/2009[4,7]	1.00	—	—
Class R-5:	Six months ended 3/31/2014[4,5]	1.00	—	—
	Year ended 9/30/2013	1.00	—	—
	Year ended 9/30/2012	1.00	—	—
	Year ended 9/30/2011	1.00	—	—
	Year ended 9/30/2010	1.00	—	—
	Period from 5/1/2009 to 9/30/2009[4,7]	1.00	—	—
Class R-6:	Six months ended 3/31/2014[4,5]	1.00	—	—
	Year ended 9/30/2013	1.00	—	—
	Year ended 9/30/2012	1.00	—	—
	Year ended 9/30/2011	1.00	—	—
	Year ended 9/30/2010	1.00	—	—
	Period from 5/1/2009 to 9/30/2009[4,7]	1.00	—	—

26	American Funds Money Market Fund

			Ratio of		Ratio of
			expenses to		expenses to		Ratio of
Net asset		Net assets,	average net		average net		net income
value, end	Total	end of period	assets before		assets after		to average
of period	return[2,3]	(in millions)	reimbursements		reimbursements[3]		net assets[3]
$1.00	.00%	$1,056	.51%[6]		.07%[6]		.00%[6]
1.00	.00	1,144	.51		.10		.00
1.00	.00	1,134	.52		.08		.00
1.00	.00	1,207	.50		.13		.00
1.00	.00	1,170	.52		.17		.00
1.00	.00	1,220	.24		.08		.00
1.00	.00	712	.44	[6]	.07	[6]	.00	[6]
1.00	.00	757	.44		.10		.00
1.00	.00	710	.43		.08		.00
1.00	.00	729	.43		.13		.00
1.00	.00	719	.44		.17		.00
1.00	.00	733	.21		.08		.00
1.00	.00	404	.39	[6]	.07	[6]	.00	[6]
1.00	.00	435	.38		.10		.00
1.00	.00	367	.38		.08		.00
1.00	.00	356	.38		.13		.00
1.00	.00	343	.38		.17		.00
1.00	.00	347	.19		.08		.00
1.00	.00	141	.34	[6]	.07	[6]	.00	[6]
1.00	.00	138	.34		.10		.00
1.00	.00	105	.34		.08		.00
1.00	.00	84	.34		.13		.00
1.00	.00	38	.34		.17		.00
1.00	.00	15	.18		.08		.00

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During the periods shown, CRMC reimbursed a portion of the fees and expenses for each share class due to lower short-term interest rates.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Unaudited.
[6]	Annualized.
[7]	For the period May 1, 2009, commencement of operations, through September 30, 2009.

See Notes to Financial Statements

American Funds Money Market Fund	27

Expense example	unaudited

As a fund shareholder, you incur certain ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Certain share classes also incur transaction costs such as contingent deferred sales charges (loads) on redemptions. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (October 1, 2013, through March 31, 2014).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

28	American Funds Money Market Fund

	Beginning account value 10/1/2013	Ending account value 3/31/2014	Expenses paid during period*	Annualized expense ratio
Class A — actual return	$1,000.00	$1,000.00	$0.35	.07%
Class A — assumed 5% return	1,000.00	1,024.58	0.35	.07
Class B — actual return	1,000.00	1,000.00	0.35	.07
Class B — assumed 5% return	1,000.00	1,024.58	0.35	.07
Class C — actual return	1,000.00	1,000.00	0.35	.07
Class C — assumed 5% return	1,000.00	1,024.58	0.35	.07
Class F-1 — actual return	1,000.00	1,000.00	0.35	.07
Class F-1 — assumed 5% return	1,000.00	1,024.58	0.35	.07
Class F-2 — actual return	1,000.00	1,000.00	0.35	.07
Class F-2 — assumed 5% return	1,000.00	1,024.58	0.35	.07
Class 529-A — actual return	1,000.00	1,000.00	0.35	.07
Class 529-A — assumed 5% return	1,000.00	1,024.58	0.35	.07
Class 529-B — actual return	1,000.00	1,000.00	0.35	.07
Class 529-B — assumed 5% return	1,000.00	1,024.58	0.35	.07
Class 529-C — actual return	1,000.00	1,000.00	0.35	.07
Class 529-C — assumed 5% return	1,000.00	1,024.58	0.35	.07
Class 529-E — actual return	1,000.00	1,000.00	0.35	.07
Class 529-E — assumed 5% return	1,000.00	1,024.58	0.35	.07
Class 529-F-1 — actual return	1,000.00	1,000.00	0.35	.07
Class 529-F-1 — assumed 5% return	1,000.00	1,024.58	0.35	.07
Class R-1 — actual return	1,000.00	1,000.00	0.35	.07
Class R-1 — assumed 5% return	1,000.00	1,024.58	0.35	.07
Class R-2 — actual return	1,000.00	1,000.00	0.35	.07
Class R-2 — assumed 5% return	1,000.00	1,024.58	0.35	.07
Class R-3 — actual return	1,000.00	1,000.00	0.35	.07
Class R-3 — assumed 5% return	1,000.00	1,024.58	0.35	.07
Class R-4 — actual return	1,000.00	1,000.00	0.35	.07
Class R-4 — assumed 5% return	1,000.00	1,024.58	0.35	.07
Class R-5 — actual return	1,000.00	1,000.00	0.35	.07
Class R-5 — assumed 5% return	1,000.00	1,024.58	0.35	.07
Class R-6 — actual return	1,000.00	1,000.00	0.35	.07
Class R-6 — assumed 5% return	1,000.00	1,024.58	0.35	.07

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

American Funds Money Market Fund	29

Approval of Investment Advisory and Service Agreement

The American Funds Money Market Fund‘s board has approved the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through March 31, 2015. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all of the fund’s independent board members. The board and the committee determined that the fund’s advisory fee structure was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective of providing shareholders a way to earn income on their cash reserves while preserving capital and maintaining liquidity. They compared the fund’s investment results with those of other relevant funds (including funds that form the basis of the Lipper index for the category in which the fund is included), and data such as relevant market and fund indexes, over various periods through September 30, 2013. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The board and the committee reviewed the fund’s investment results measured against the Lipper U.S. Government Money Market Funds Average. They noted that the investment results of the fund were in line with those of the Lipper average for all periods considered given the low interest rate environment that has persisted throughout the fund’s lifetime. The board and the committee concluded that the fund’s investment results have been satisfactory in view of the continuing low interest rate environment, and

30	American Funds Money Market Fund

that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that CRMC continued to waive its fees and reimburse fund expenses. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, and that the fund’s shareholders receive reasonable value in return for the amounts paid to CRMC by the fund.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and the other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that while CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the fund, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly-held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

American Funds Money Market Fund	31

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32	American Funds Money Market Fund

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American Funds Money Market Fund	33

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34	American Funds Money Market Fund

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American Funds Money Market Fund	35

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, CA 90071-3106

Independent registered public accounting firm
PricewaterhouseCoopers LLP
601 South Figueroa Street
Los Angeles, CA 90017-3874

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

36	American Funds Money Market Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

American Funds Money Market Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Money Market Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2014, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The American Funds Advantage

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 25 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
Our investment process, The Capital System, combines individual accountability with teamwork. Each fund is divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 56% of 10-year periods and 57% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2013.
[2]	Based on Class A share results for rolling periods through December 31, 2013. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except SMALLCAP World Fund, for which the Lipper average was used).
[3]	Based on management fees for the 20-year period ended December 31, 2013, versus comparable Lipper categories, excluding funds of funds.

Printed on paper containing 10% post-consumer waste Printed with inks containing soy and/or vegetable oil
Lit. No. MFGESRX-059-0514P Litho in USA BG/RRD/10079-S38058

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS MONEY MARKET FUND

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Vice Chairman, President and Principal Executive Officer

Date: May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Kristine M. Nishiyama
Kristine M. Nishiyama, Vice Chairman, President and Principal Executive Officer

Date: May 30, 2014

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: May 30, 2014